Leases (Details) - Schedule of Weighted Average Remaining Lease Terms		Mar. 31, 2024	Sep. 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		2 years 3 months
Weighted average discount rate	[1]	3.00%

[1]	The Company used incremental borrowing rate of 3.0% for its lease contracts.